Consolidated Segment Data - Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Total of reportable segments and consolidated revenue	$ 3,411,552	$ 4,027,902	$ 21,014,064	$ 8,182,396	$ 10,172,379	$ 10,026,920
Total of reportable segments	(39,054)	(18,082)	(2,958,370)	19,169
Reconciliation - Corporate	(249,472)	(227,210)	(634,645)	(927,569)	(1,159,770)	(691,208)
Total consolidated loss from operations	(288,526)	(245,292)	(3,593,015)	(908,400)	(864,318)	(683,127)
Total of reportable segments	14,743,645		14,743,645		6,520,898
Reconciliation - Corporate	2,534,719		2,534,719		1,901,080	476,203
Consolidated total assets	17,278,364		17,278,364		8,421,978	$ 3,496,843
Garment Manufacturing Segment [Member]
Total of reportable segments and consolidated revenue	2,287,981	2,643,560	5,186,042	3,517,009
Total of reportable segments	98,905	158,268	240,423	187,803
Total of reportable segments	2,628,877		2,628,877		4,098,758
Logistic Services Segment [Member]
Total of reportable segments and consolidated revenue	824,025	1,384,342	3,664,409	4,665,387
Total of reportable segments	57,222	(176,350)	92,506	(168,634)
Total of reportable segments	1,877,949		1,877,949		2,422,140
Property Management and Subleasing [Member]
Total of reportable segments and consolidated revenue	294,759		294,759
Total of reportable segments	5,966		5,966
Total of reportable segments	9,993,744		9,993,744
Epidemic Prevention Supplies Segment [Member]
Total of reportable segments and consolidated revenue	4,787		11,868,854
Total of reportable segments	(201,147)		(3,297,265)
Total of reportable segments	$ 243,075		$ 243,075